Share-based payments charge - Number of options granted, expired and the weighted average exercise price of options (Details)			12 Months Ended
	Sep. 20, 2018 shares	Aug. 09, 2018 shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares	Dec. 31, 2017 £ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance (in shares)			8,752,114	7,527,458
Options granted (in shares)	251,125	58,112	5,569,050
Options forfeited (in shares)			(121,970)	(799,524)
Options expired (in shares)			(19,998)	(66,667)
Ending balance (in shares)			14,179,196	8,752,114
Exercisable (in shares)			5,766,277	3,542,884
Exercise price, outstanding (per share) | £ / shares			£ 1.15	£ 1.53	£ 1.53
Exercise price, forfeited (per share) | £ / shares			0.82	1.43
Exercise price, expired (per share) | £ / shares			2.00	1.75
Exercise price, exercisable (per share) | £ / shares			£ 1.60	£ 1.66
Employees
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options granted (in shares)			4,042,106	1,222,089
Exercise price, granted (per share) | £ / shares			£ 0.55	£ 1.46
Directors
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options granted (in shares)			1,526,944	868,758
Exercise price, granted (per share) | £ / shares			£ 0.53	£ 1.46